Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Customer Revenue by Classes of Similar Products or Services

Customer revenue by classes of similar products or services, by segment, is presented below:

Year ended December 31 (millions)	2013	2012	2011

Services
Systems integration and consulting	$956.9	$1,079.3	$1,164.7
Outsourcing	1,428.7	1,475.5	1,487.2
Infrastructure services	428.1	442.4	487.0

Core maintenance	182.4	195.2	215.7
	2,996.1	3,192.4	3,354.6
Technology
Enterprise-class software and servers	402.7	480.3	443.9
Other technology	57.7	33.7	55.3
	460.4	514.0	499.2
Total	$3,456.5	$3,706.4	$3,853.8

Reconciliation of Segment Operating Income to Consolidated Income

Presented below is a reconciliation of segment operating income to consolidated income before income taxes:

Year ended December 31 (millions)	2013	2012	2011
Total segment operating income	$309.6	$414.3	$360.1
Interest expense	(9.9)	(27.5)	(63.1)
Other income (expense), net	9.8	(37.6)	(55.5)
Corporate and eliminations	(90.1)	(95.1)	(35.5)
Total income before income taxes	$219.4	$254.1	$206.0

Reconciliation of Total Business Segment Assets to Consolidated Assets

Presented below is a reconciliation of total business segment assets to consolidated assets:

December 31 (millions)	2013	2012	2011
Total segment assets	$1,530.5	$1,469.1	$1,555.9
Cash and cash equivalents	639.8	655.6	714.9
Deferred income taxes	136.4	184.3	208.6
Prepaid postretirement assets	83.7	3.3	43.9
Other corporate assets	119.6	108.1	88.9
Total assets	$2,510.0	$2,420.4	$2,612.2

Summary of Operations by Business Segment

A summary of the company’s operations by business segment for 2013, 2012 and 2011 is presented below:

(millions)	Total	Corporate	Services	Technology
2013
Customer revenue	$3,456.5		$2,996.1	$460.4
Intersegment		$(122.5)	1.7	120.8
Total revenue	$3,456.5	$(122.5)	$2,997.8	$581.2
Operating income	$219.5	$(90.1)	$186.7	$122.9
Depreciation and amortization	159.6		91.8	67.8
Total assets	2,510.0	979.5	1,126.7	403.8
Capital expenditures	151.4	2.9	78.8	69.7

2012
Customer revenue	$3,706.4		$3,192.4	$514.0
Intersegment		$(123.1)	3.8	119.3
Total revenue	$3,706.4	$(123.1)	$3,196.2	$633.3
Operating income	$319.2	$(95.1)	$204.6	$209.7
Depreciation and amortization	174.6		102.4	72.2
Total assets	2,420.4	951.3	1,085.9	383.2
Capital expenditures	132.6	3.7	64.7	64.2

2011
Customer revenue	$3,853.8		$3,354.6	$499.2
Intersegment		$(102.6)	6.3	96.3
Total revenue	$3,853.8	$(102.6)	$3,360.9	$595.5
Operating income	$324.6	$(35.5)	$231.8	$128.3
Depreciation and amortization	194.8		116.4	78.4
Total assets	2,612.2	1,056.3	1,164.7	391.2
Capital expenditures	134.4	9.8	65.2	59.4

Revenue, Properties and Outsourcing Assets Geographic Segment

Geographic information about the company’s revenue, which is principally based on location of the selling organization, properties and outsourcing assets, is presented below:

Year ended December 31 (millions)	2013	2012	2011
Revenue
United States	$1,370.6	$1,455.0	$1,577.9
United Kingdom	414.0	496.9	408.7
Other foreign	1,671.9	1,754.5	1,867.2
Total	$3,456.5	$3,706.4	$3,853.8
Properties, net
United States	$112.4	$112.7	$127.1
United Kingdom	24.7	23.1	22.1
Other foreign	37.6	40.6	42.1
Total	$174.7	$176.4	$191.3
Outsourcing assets, net
United States	$56.2	$67.1	$61.5
United Kingdom	28.1	30.3	37.3
Other foreign	31.2	28.9	39.1
Total	$115.5	$126.3	$137.9